INCOME TAXES (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Taxes Details
Deferred tax asset - NOL's	$ 11,040,000	$ 6,800,000
Less valuation allowance	$ (11,040,000)	$ (6,800,000)
Net deferred tax asset